Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of Compensation of Directors and Key Management	The following presentation of the remuneration of directors and key management personnel of the Company recognizes that directors and key management differs for the periods before and after Separation.

	2023	2022	2021
For the period January 1 to October 2,	$	$	$
Salaries, bonuses, benefits and directors' fees included in the Consolidated Statements of Comprehensive Loss	1,499	1,303	901
Salaries, bonuses and benefits included in PP&E	242	-	-
Equity compensation	1,670	644	672
For the period October 3 to December 31,
Salaries, bonuses, benefits and directors' fees included in the Consolidated Statements of Comprehensive Loss	2,481	2,557	509
Salaries, bonuses and benefits included in PP&E	576	-	-
Equity compensation	1,538	361	132
Total for the year ended December 31,	8,006	4,865	2,214

Amounts due to directors and key management are as follows:

	As at December 31,
	2023	2022	2021
	$	$	$
Total due to directors and key management	2,376	1,415	671